BOARD OF DIRECTORS - Narrative (Details)		12 Months Ended
	Dec. 11, 2020 tranche shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Share based compensation [Line Items]
Key management personnel compensation, additional compensation, amount per day		€ 1,000	$ 1,054
CEO | LTIP
Share based compensation [Line Items]
Number of shares obtained on option conversion (in shares) | shares	4,200,000
Number of vesting tranches | tranche	3